Basis of Consolidated Financial Statement Presentation	12 Months Ended
Dec. 31, 2018
Basis Of Condensed Consolidated Financial Statement Presentation [Abstract]
Basis of Consolidated Financial Statement Presentation
(2)	BASIS OF CONSOLIDATED FINANCIAL STATEMENT PRESENTATION

The accounting and financial reporting policies of the Company conform to generally accepted accounting principles in the United States of America (“GAAP”). The preparation of consolidated financial statements in conformity with GAAP requires management to make assumptions and estimates that impact the amounts reported in the Company’s consolidated financial statements. The consolidated financial statements include the accounts of all entities controlled by Delcath. All significant inter-company accounts and transactions are eliminated.

Reverse Stock Splits

All share numbers presented in this footnote reflect a one-for-three hundred and fifty (1:350) reverse stock split effected on November 6, 2017, a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018, and a one-for-seven hundred (1:700) reverse stock split effected on December 24, 2019.